Consolidated Statements of Cash Flows (Parenthetical) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preference shares [member]
Statement Of Cash Flows [Line Items]
Beginning		$ 0	$ 199,481
Proceeds, net of transaction cost			0
Principal and interest payments			0
Conversion to ordinary shares			(211,030)
Interest expense			11,549
Currency translation differences			0
Addition during the year			0
Renewal and modification of leases			0
Acquisition of subsidiaries			0
Reclassify to borrowings			0
Ending			0
Convertible notes [member]
Statement Of Cash Flows [Line Items]
Beginning		0	11,471
Proceeds, net of transaction cost			0
Principal and interest payments			(11,525)
Conversion to ordinary shares			0
Interest expense			54
Currency translation differences			0
Addition during the year			0
Renewal and modification of leases			0
Acquisition of subsidiaries			0
Reclassify to borrowings			0
Ending			0
Lease liabilities [member]
Statement Of Cash Flows [Line Items]
Beginning	$ 12,443	16,891	17,253
Proceeds, net of transaction cost	0	0	0
Principal and interest payments	(4,852)	(4,972)	(4,805)
Conversion to ordinary shares	0	0	0
Interest expense	546	648	742
Currency translation differences	(109)	(261)	(32)
Addition during the year	18	137	2,683
Renewal and modification of leases	1,528	0	0
Acquisition of subsidiaries	0	0	1,050
Reclassify to borrowings	0	0	0
Ending	9,574	12,443	16,891
Loan advance [member]
Statement Of Cash Flows [Line Items]
Beginning		0	5,000
Proceeds, net of transaction cost			0
Principal and interest payments			0
Conversion to ordinary shares			0
Interest expense			0
Currency translation differences			0
Addition during the year			0
Renewal and modification of leases			0
Acquisition of subsidiaries			0
Reclassify to borrowings			(5,000)
Ending			0
Borrowing [member]
Statement Of Cash Flows [Line Items]
Beginning	$ 0	16,902	0
Proceeds, net of transaction cost		0	10,551
Principal and interest payments		(18,623)	(161)
Conversion to ordinary shares		0	0
Interest expense		1,658	1,512
Currency translation differences		0	0
Addition during the year		0	0
Renewal and modification of leases		0	0
Acquisition of subsidiaries		63	0
Reclassify to borrowings		0	5,000
Ending		$ 0	$ 16,902